Transactions and balances with related parties (Narrative) (Details) $ in Thousands, $ in Thousands			12 Months Ended
		Jan. 12, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of transactions between related parties [line items]
Borrowings							$ 3,032,599	$ 2,364,545
Interest rate				0.25%	0.25%	0.25%	0.25%
Exchange rate	[1]		19.23	18.94
USD [Member]
Disclosure of transactions between related parties [line items]
Loan payable				$ 50,000	$ 50,000
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						$ 43,433
Interest						1,039
Balance amount						44,472
Compania Manufacturera de Tubos, S.A. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan					2,209,600
Laminadora Vista Hermosa Company, S.A. de C.V [Member]
Disclosure of transactions between related parties [line items]
Loan						182,256
Interest						915
Balance amount						183,171
Laminadora Vista Hermosa Company, S.A. de C.V [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan					9,272,000
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						37,347
Interest						885
Balance amount						38,232
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan					1,900,000
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						37,347
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						499,278	$ 422,338
Borrowings						730,278	530,281	88,433
Interest						19,653	9,200
Balance amount						518,931	431,538
Value added tax payables						2,714
Loan payable						211,347
Industrias CH, S.A.B. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan				$ 21,400,000	$ 25,400,000
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						186,752	89,363
Interest						21,881	9,380
Balance amount						3	98,743
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						1,455,153		1,549,352
Borrowings							1,695,921	1,571,048
Interest						136,022	124,873	18,906
Balance amount						376,790	1,695,921	1,571,048
Value added tax payables								2,790
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan						296,959	721,382	680,432
Borrowings							806,397	705,064
Interest						65,664	60,383	24,632
Balance amount						$ 579,047	$ 806,397	705,064
Exchange rate		21.9076
Exchange amount		$ 721,382	$ 3,945
Perfiles Comerciales Sigosa, S.A. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Borrowings								$ 32,928,400

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.